Multi-Strategy Funds (Prospectus Summary) | HARTFORD MODERATE ALLOCATION FUND
Hartford Moderate Allocation Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation and income.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 87 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 148 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Class A		Class T	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		2.50%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	5.00%	1.00%	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Class A	Class T	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class F
Management fees		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	1.00%	none	0.50%	0.25%	none	none
Total other expenses	[1]	0.18%	0.18%	0.36%	0.17%	0.13%	0.26%	0.21%	0.16%	0.06%
Administrative services fee		none	none	none	none	none	0.20%	0.15%	0.10%	none
Other expenses		0.18%	0.18%	0.36%	0.17%	0.13%	0.06%	0.06%	0.06%	0.06%
Acquired fund fees and expenses		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Total annual fund operating expenses	[2]	1.25%	1.25%	2.18%	1.99%	0.95%	1.58%	1.28%	0.98%	0.88%
Fee waiver and/or expense reimbursement	[3]	none	none	0.03%	none	none	none	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[3]	1.25%	1.25%	2.15%	1.99%	0.95%	1.58%	1.28%	0.98%	0.88%
[1]	"Total other expenses" are based on estimated amounts for Class T and F shares. "Total other expenses" do not include expenses associated with the Fund's shareholder meeting that occurred in 2016. If these expenses were included, "Total other expenses" would have been as follows: 0.20% (Class A), 0.38% (Class B), 0.19% (Class C), 0.15% (Class I), 0.28% (Class R3), 0.23% (Class R4) and 0.18% (Class R5).
[2]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 1.40% (Class T), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5) and 1.05% (Class F). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T, B, C, I, R3, R4 and R5 shares. Each contractual arrangement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - - - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	670	925	1,199	1,978
Class T	374	637	919	1,724
Class B	718	979	1,367	2,275
Class C	302	624	1,073	2,317
Class I	97	303	525	1,166
Class R3	161	499	860	1,878
Class R4	130	406	702	1,545
Class R5	100	312	542	1,201
Class F	90	281	488	1,084

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - - - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	670	925	1,199	1,978
Class T	374	637	919	1,724
Class B	218	679	1,167	2,275
Class C	202	624	1,073	2,317
Class I	97	303	525	1,166
Class R3	161	499	860	1,878
Class R4	130	406	702	1,545
Class R5	100	312	542	1,201
Class F	90	281	488	1,084

Portfolio Turnover.
The Fund will not incur transaction costs, such as commissions, when it buys and sells shares of affiliated mutual funds (or “turns over” its portfolio). The Fund pays transaction costs, such as commissions, when it buys and sells other securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to meet its investment objective through investment in a combination of other mutual funds and exchange traded funds ("ETFs") advised by Hartford Funds Management Company, LLC (the "Investment Manger") or a wholly owned subsidiary of the Investment Manager (the "Underlying Funds"). The Underlying Funds, include fixed income funds, equity funds and funds that may have exposures to alternative asset classes, including commodities. The Fund may also invest in one or more unaffiliated money market funds, unaffiliated ETFs and/or exchange-traded notes (“ETNs”).

The Investment Manager anticipates allocating approximately 45%-75% of the Fund’s assets to the equity component and approximately 25%-55% of the Fund’s assets to the fixed income component. The Investment Manager may change these target allocations depending on its analysis of global financial markets and macro-economic trends. The Investment Manager regularly reviews and adjusts the allocations to favor investments in those Underlying Funds that it believes will provide the most favorable outlook for achieving the Fund’s investment objective.

The equity component is generally comprised of domestic, global and international equity funds and/or equity related investments. The fixed income component is generally comprised of fixed income funds investing in several asset classes of varying credit quality and duration profiles and/or fixed income related investments. The Fund may also invest in Underlying Funds, unaffiliated ETFs or ETNs that allocate to alternative asset classes, including commodities.

The Underlying Funds use a broad array of investment strategies. The Underlying Funds may invest in many types of instruments, including but not limited to equity and equity related securities across the market capitalization spectrum, corporate and sovereign bonds of varying credit quality and duration, money market instruments and derivatives. The debt securities in which certain Underlying Funds may invest include government, corporate and asset-backed securities with a variety of maturities and qualities that range from investment grade to below investment grade (also referred to as “junk bonds”), and unrated securities determined to be of comparable quality. The Underlying Funds may invest in domestic and foreign securities.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Fund of Funds Risk −The Fund invests primarily in the Underlying Funds, and the Fund's investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the Investment Manager's allocation among those Underlying Funds.

The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment and changes in the value of the Underlying Funds may have a significant effect on the net asset value of the Fund. The risks of the underlying equity funds include risks specific to their strategies, such as small-cap securities risk, value or growth investing style risk, derivatives risk and foreign investments risk, among others, as well as risks related to the equity markets in general. The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the Fund's direct fees and expenses. Management of the Fund entails potential conflicts of interest because the Fund invests in affiliated Underlying Funds. To mitigate these conflicts, the Investment Manager has implemented a conflicts of interest policy and various portfolio reporting and monitoring processes.

Investment Strategy Risk −The risk that, if the Investment Manager's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund.  Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordfunds.com.

The returns:

•                  Assume reinvestment of all dividends and distributions

•                  Include the Fund’s performance when the Fund pursued a modified strategy and was managed by sub-advisers

•                  Would be lower if the Fund’s operating expenses had not been limited.

The bar chart:

•                  Shows how the Fund's total return has varied from year to year

•                  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•                  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 14.23% (2nd quarter, 2009) Lowest-16.04% (4th quarter, 2008)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of four broad-based market indices and the Fund’s current and former blended benchmark. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. As of December 31, 2016, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). As of December 31, 2016, Class F shares had not commenced operations and performance is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower. For more information regarding returns, see the “Performance Notes” section in the Fund’s statutory prospectus.

Average annual total returns for periods ending December 31, 2016 (including sales charges)*
Average Annual Total Returns - -	Average Annual Returns, Label	1 Year [1]	5 Years [1]	10 Years [1]
Class A	Class A - Return Before Taxes	(1.13%)	3.52%	2.59%
Class A | After Taxes on Distributions	Class A After Taxes on Distributions	(1.35%)	2.40%	1.60%
Class A | After Taxes on Distributions and Sales	Class A After Taxes on Distributions and Sale of Fund Shares	(0.46%)	2.63%	1.87%
Class T	Class T Return Before Taxes	2.01%	4.17%	2.91%
Class B	Class B Return Before Taxes	(1.38%)	3.45%	2.52%
Class C	Class C Return Before Taxes	2.78%	3.92%	2.41%
Class I	Class I Return Before Taxes	4.95%	5.01%	3.48%
Class R3	Class R3 Return Before Taxes	4.26%	4.33%	2.79%
Class R4	Class R4 Return Before Taxes	4.51%	4.63%	3.13%
Class R5	Class R5 Return Before Taxes	4.83%	4.95%	3.43%
Class F	Class F Return Before Taxes	4.95%	5.01%	3.48%
Bloomberg Barclays U.S. Aggregate Bond Index	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	2.65%	2.23%	4.34%
Russell 3000 Index	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	12.74%	14.67%	7.07%
MSCI All Country World ex USA Index (Net)	MSCI All Country World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	4.50%	5.00%	0.96%
Moderate Allocation Fund Blended Index	Moderate Allocation Fund Blended Index	7.18%	7.83%	5.15%
MSCI All Country World ex USA Index (Gross)	MSCI All Country World ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes)	5.01%	5.48%	1.42%
Former Moderate Allocation Fund Blended Index	Former Moderate Allocation Fund Blended Index	7.29%	7.93%	5.24%
[1]	Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.40% (Class A), 1.40% (Class T), 2.15% (Class B), 2.15% (Class C), 1.15% (Class I), 1.65% (Class R3), 1.35% (Class R4), 1.05% (Class R5) and 1.05% (Class F). In addition, Hartford Administrative Services Company (“HASCO”), the Fund’s transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for Class A, T, B, C, I, R3, R4 and R5 shares. Each contractual arrangement will remain in effect until February 28, 2018, and shall renew automatically for one-year terms thereafter unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of The Hartford Mutual Funds, Inc. HASCO has contractually agreed to reimburse all transfer agency fees for Class F shares until February 28, 2018.